Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011


Check here if Amendment [ ];   Amendment Number: ____
This Amendment (Check only one.):            [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:  Palomino Ltd
   Address:  Walker House
             Mary Street, PO Box 908 GT
             George Town
	     Grand Cayman, Cayman Islands

           Form 13F File Number: 028-13847

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                         Name: Lauren Malafronte
                        Title: Managing Director
                        Phone: +1 212 526 4354

Signature, Place, and Date of Signing:

Lauren Malafronte, George Town, Grand Cayman,  November 14, 2011


    Report Type (Check only one.):
       [ ] 13F HOLDINGS REPORT.
       [X] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
028-826                    Barclays PLC

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